Related Party Transactions - Additional Information (Detail) - Summit Materials, LLC [Member]					1 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 02, 2016 USD ($)	Aug. 13, 2015 USD ($)	Aug. 11, 2015 shares	Jul. 17, 2015 USD ($) Business	Nov. 30, 2015 USD ($)	Jul. 31, 2015 USD ($)	Sep. 30, 2014 USD ($)	Jan. 31, 2014 USD ($)	Mar. 17, 2015 USD ($)	Jul. 02, 2016 USD ($)	Jun. 27, 2015 USD ($)	Jan. 02, 2016 USD ($) shares	Dec. 27, 2014 USD ($)	Dec. 28, 2013 USD ($)
Related Party Transaction [Line Items]
Cash paid for acquisitions												$ 61,307,000
Purchase price paid												$ 61,307,000
Equity commitment financing										$ 5,109,000	$ 5,130,000
Assets sold to related party													$ 2,300,000
Follow on Public Offering [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Issuance of Shares (in shares) | shares			22,425,000
Davenport Acquisition [Member]
Related Party Transaction [Line Items]
Cash paid for acquisitions		$ 450,000,000		$ 448,710,000
Purchase price paid				448,710,000
Deferred purchase price associated with acquisition				80,000,000
Davenport Acquisition [Member] | Follow on Public Offering [Member]
Related Party Transaction [Line Items]
Cash paid for acquisitions		80,000,000
Blackstone Management Partners L.L.C. [Member]
Related Party Transaction [Line Items]
Consideration of Consolidated profit												Greater of $300,000 or 2.0%
Payment for services												$ 300,000
Threshold of annual consolidated profits												2.00%
Management fees incurred									$ 1,000,000				4,400,000	$ 2,600,000
Percentage transaction fee on value of entity acquired												1.00%
Consideration paid / received on assets acquired / disposed	1.00%											1.00%
Transaction fees paid													3,900,000
Management fee agreement termination date												Mar. 17, 2015
Management fee paid as of termination												$ 13,800,000
Blackstone Management Partners L.L.C. [Member] | 10 1/2% Senior Notes, due 2020 [Member]
Related Party Transaction [Line Items]
Related party transactions							$ 5,750,000	$ 13,000,000
Blackstone Management Partners L.L.C. [Member] | 6 1/8% Senior Notes, due 2023 [Member]
Related Party Transaction [Line Items]
Related party transactions					$ 22,500,000	$ 26,300,000
Blackstone Management Partners L.L.C. [Member] | Follow on Public Offering [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Issuance of Shares (in shares) | shares												1,681,875
Blackstone and Affiliates [Member]
Related Party Transaction [Line Items]
Management fee paid as of termination												$ 13,400,000
Silverhawk Summit LP [Member]
Related Party Transaction [Line Items]
Management fee paid as of termination												400,000
Lafarge North America Inc [Member] | Davenport Acquisition [Member]
Related Party Transaction [Line Items]
Cash paid for acquisitions				$ 450,000,000
Purchase agreement date for assets acquired				Apr. 16, 2015
Purchase price paid	$ 370,000,000	$ 80,000,000
Cut off date for purchase price				Dec. 31, 2015
Lafarge North America Inc [Member] | Bettendorf Iowa [Member]
Related Party Transaction [Line Items]
Number of cement distribution terminals acquired | Business				1
Blackstone Capital Partners VI Limited Partnership [Member] | Davenport Acquisition [Member]
Related Party Transaction [Line Items]
Equity commitment financing				$ 90,000,000
Deferred purchase price associated with acquisition				$ 80,000,000
Commitment fee paid												$ 1,800,000
Continental Cement Company, L.L.C. [Member]
Related Party Transaction [Line Items]
Sales to related parties									$ 1,400,000				14,300,000	$ 12,700,000
Accounts receivables due from related parties													$ 1,200,000